Cost of revenue	12 Months Ended
Dec. 31, 2023
Cost of revenue
Cost of revenue
21.	Cost of revenue

Cost of revenue from continuing operations for the years ended December 31 was as follows:

	2021	2022	2023
Transaction costs	959	2,551	4,171
Other expenses	117	139	184
Total cost of revenue	1,076	2,690	4,355

Cost of revenue from discontinued operations for the years ended December 31 was as follows:

	2021	2022	2023
Transaction costs	14,933	11,568	10,479
Platform and marketing services related expenses	112	1,035	18,343
Guarantees issued related expenses	380	725	831
Interest expense	505	454	500
Other expenses	1,016	893	960
Total cost of revenue	16,946	14,675	31,113